Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid to supplier	$ 9,282,753	$ 16,889,585
Loan To Third Party [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Interest rate	4.00%
Maturity date	Jun. 22, 2026
Receivable From Third Party [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid to supplier	$ 5,309,710